Basis of preparation and new accounting standards, interpretations and amendments	6 Months Ended
Sep. 30, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of preparation
1. Basis of preparation and new accounting standards, interpretations and amendments

The half year financial information covers the six month period ended 30 September 2022 and has been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (IASB) and as adopted by the United Kingdom (UK); and the Disclosure and Transparency Rules of the Financial Conduct Authority. This condensed set of financial statements comprises the unaudited financial information for the half years ended 30 September 2022 and 2021, together with the audited consolidated statement of financial position as at 31 March 2022. The half year financial information has been prepared applying consistent accounting policies to those applied by the Group for the year ended 31 March 2022 and are expected to be applicable for the year ending 31 March 2023. The notes to the unaudited financial information are prepared on a continuing basis unless otherwise stated.

The key sources of estimation uncertainty and areas of judgement for the period ended 30 September 2022 are the same as those disclosed in the Annual Report and Accounts for year ended 31 March 2022. In addition, the Group has identified the following additional areas of judgement:
•in determining the discount rate applied to our environmental provisions, we have assessed whether the recent trends in risk free rates are sustained and should therefore be reflected in our environmental provisions balance. As at 30 September 2022, we have concluded that we will not adjust our real discount rate from 0.5%, however we will continue to monitor the trends in risk free rates ahead of the year end. A 1% change in the discount rate would result in a decrease in our environmental provisions balance of £190 million; and
•whilst the valuation of the NGED group of cash-generating units remain sensitive to the forecast cash flow duration, discount rate and terminal value assumptions used in the value-in-use calculations, as disclosed in the Annual Report and Accounts for year ended 31 March 2022, we have concluded that no indicators of impairment exist as at 30 September 2022.
The Group has also identified the following as an additional key source of estimation uncertainty:
•the valuation of GasT TopCo Limited in determining the fair value of the written option over the 40% equity interest in GasT TopCo Limited that the Group will hold post completion of the UK Gas Transmission business sale (see notes 6 and 10).

The financial information for the six months ended 30 September 2022 does not constitute statutory accounts as defined in Section 434 of the Companies Act 2006. It should be read in conjunction with the statutory accounts for the year ended 31 March 2022, which were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB and as adopted by the UK, and have been filed with the Registrar of Companies. The Deloitte LLP audit report on those statutory accounts was unqualified, did not contain an emphasis of matter and did not contain a statement under Section 498 of the Companies Act 2006.

Our results for the period ended 30 September 2022 include a full six months ownership of NGED, which was acquired on 14 June 2021.

Disposal of the UK Gas Transmission business
Consistent with the treatment at 31 March 2022, the Group continues to classify the assets and liabilities of the UK Gas Transmission business as held for sale. The results of the business continue to be shown separately from the continuing business for all periods presented on the face of the income statement as a discontinued operation. Further details are included in note 6.
1. Basis of preparation and new accounting standards, interpretations and amendments (continued)

Disposal of The Narragansett Electric Company
As described further in note 6, on 17 March 2021, the Group signed an agreement to sell 100% of the share capital of a wholly owned subsidiary, The Narragansett Electric Company (NECO) to PPL Rhode Island Holdings, LLC. On 25 May 2022 the Group completed the disposal for cash consideration of £3.1 billion, recognising a post-tax gain on disposal of £280 million. The transaction did not meet the criteria for classification as a discontinued operation and therefore its results for the period have not been separately disclosed on the face of the income statement, and are instead included within the results from continuing operations.

Disposal of Millennium Pipeline Company LLC
On 28 September 2022 the Group signed an agreement to sell its 26.25% minority ownership interest in Millennium Pipeline Company LLC to DT Midstream, an existing investor. The Group completed the disposal on 7 October 2022 for cash consideration of $552 million (see note 17). The investment has been presented as held for sale in the consolidated statement of financial position. Further details are included in note 6.

Going concern
As part of the Directors’ consideration of the appropriateness of adopting the going concern basis of accounting in preparing the half year financial information, the Directors have considered the Group’s principal risks (discussed on page 54) alongside potential downside business cash flow scenarios impacting the Group’s operations. The Directors specifically considered both a base case and a reasonable worst-case scenario for business cash flows. The assessment is prepared on the conservative assumption that the Group has no access to the debt capital markets.

The main additional cash flow impacts identified in the reasonable worst-case scenario are:
•additional potential working capital requirements in response to energy price increases driven by wider energy market stability challenges and the conflict between Russia and Ukraine;
•the likely timing and ultimate completion of the disposal of a majority stake of the UK Gas Transmission business (see note 6);
•adverse impacts of inflation on our capex programme;
•adverse impact from timing across the Group, i.e. a net under-recovery of allowed revenues or reductions in over-collections;
•a significant reduction in cash collections driven by lower customer demand and increased bad debt in our US businesses and potential supplier defaults in our UK business;
•higher operating costs than expected; or non-delivery of planned efficiencies across the Group; and
•the potential impact of further significant storm costs in the US.

As part of their analysis, the Board also considered the following potential levers at their discretion to improve the position identified by the analysis if the debt capital markets are not accessible:
•the payment of dividends to shareholders;
•significant changes in the phasing of the Group’s capital programme with elements of non-essential works and programmes delayed; and
•a number of further reductions in operating expenditure across the Group primarily related to workforce cost reductions in both the UK and the US.

As at 30 September 2022, the Group had undrawn committed facilities available for general corporate purposes amounting to £6.5 billion. Based on these available liquidity resources and having considered the reasonable worst-case scenario, and the further levers at the Board’s discretion, the Group has not identified any material uncertainties relating to events or conditions that, individually or collectively, may cast significant doubt on its ability to continue as a going concern for the foreseeable future, a period not less than 12 months from the date of this report.

In addition to the above, the ability to raise new and extend existing financing was separately included in the analysis, and the Directors noted the c.£4.2 billion of new long-term senior debt issued in the period from 1 April to 30 September 2022 as evidence of the Group’s ability to continue to have access to the debt capital markets if needed.
1. Basis of preparation and new accounting standards, interpretations and amendments (continued)

Based on the above, the Directors have concluded the Group is well placed to manage its financing and other business risks satisfactorily, and have a reasonable expectation that the Group will have adequate resources to continue in operation for at least twelve months from the signing date of these consolidated interim financial statements. They therefore consider it appropriate to adopt the going concern basis of accounting in preparing the half year financial information.

New IFRS accounting standards, interpretations and amendments adopted in the period
There are no new standards, interpretations or amendments, issued by the IASB or by the IFRS Interpretations Committee (IFRIC), that are applicable for the period commencing on 1 April 2022 and have had a material impact on the Group’s results.

New IFRS accounting standards, interpretations and amendments not yet adopted
There are no new accounting standards and amendments to existing standards that have been issued, but are not yet effective that were not disclosed in our Annual Report and Accounts. The Group has not early adopted any standard, amendment or interpretation that has been issued but is not yet effective.

New accounting standards, interpretations and amendments
1. Basis of preparation and new accounting standards, interpretations and amendments

The half year financial information covers the six month period ended 30 September 2022 and has been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (IASB) and as adopted by the United Kingdom (UK); and the Disclosure and Transparency Rules of the Financial Conduct Authority. This condensed set of financial statements comprises the unaudited financial information for the half years ended 30 September 2022 and 2021, together with the audited consolidated statement of financial position as at 31 March 2022. The half year financial information has been prepared applying consistent accounting policies to those applied by the Group for the year ended 31 March 2022 and are expected to be applicable for the year ending 31 March 2023. The notes to the unaudited financial information are prepared on a continuing basis unless otherwise stated.

The key sources of estimation uncertainty and areas of judgement for the period ended 30 September 2022 are the same as those disclosed in the Annual Report and Accounts for year ended 31 March 2022. In addition, the Group has identified the following additional areas of judgement:
•in determining the discount rate applied to our environmental provisions, we have assessed whether the recent trends in risk free rates are sustained and should therefore be reflected in our environmental provisions balance. As at 30 September 2022, we have concluded that we will not adjust our real discount rate from 0.5%, however we will continue to monitor the trends in risk free rates ahead of the year end. A 1% change in the discount rate would result in a decrease in our environmental provisions balance of £190 million; and
•whilst the valuation of the NGED group of cash-generating units remain sensitive to the forecast cash flow duration, discount rate and terminal value assumptions used in the value-in-use calculations, as disclosed in the Annual Report and Accounts for year ended 31 March 2022, we have concluded that no indicators of impairment exist as at 30 September 2022.
The Group has also identified the following as an additional key source of estimation uncertainty:
•the valuation of GasT TopCo Limited in determining the fair value of the written option over the 40% equity interest in GasT TopCo Limited that the Group will hold post completion of the UK Gas Transmission business sale (see notes 6 and 10).

The financial information for the six months ended 30 September 2022 does not constitute statutory accounts as defined in Section 434 of the Companies Act 2006. It should be read in conjunction with the statutory accounts for the year ended 31 March 2022, which were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB and as adopted by the UK, and have been filed with the Registrar of Companies. The Deloitte LLP audit report on those statutory accounts was unqualified, did not contain an emphasis of matter and did not contain a statement under Section 498 of the Companies Act 2006.

Our results for the period ended 30 September 2022 include a full six months ownership of NGED, which was acquired on 14 June 2021.

Disposal of the UK Gas Transmission business
Consistent with the treatment at 31 March 2022, the Group continues to classify the assets and liabilities of the UK Gas Transmission business as held for sale. The results of the business continue to be shown separately from the continuing business for all periods presented on the face of the income statement as a discontinued operation. Further details are included in note 6.
1. Basis of preparation and new accounting standards, interpretations and amendments (continued)

Disposal of The Narragansett Electric Company
As described further in note 6, on 17 March 2021, the Group signed an agreement to sell 100% of the share capital of a wholly owned subsidiary, The Narragansett Electric Company (NECO) to PPL Rhode Island Holdings, LLC. On 25 May 2022 the Group completed the disposal for cash consideration of £3.1 billion, recognising a post-tax gain on disposal of £280 million. The transaction did not meet the criteria for classification as a discontinued operation and therefore its results for the period have not been separately disclosed on the face of the income statement, and are instead included within the results from continuing operations.

Disposal of Millennium Pipeline Company LLC
On 28 September 2022 the Group signed an agreement to sell its 26.25% minority ownership interest in Millennium Pipeline Company LLC to DT Midstream, an existing investor. The Group completed the disposal on 7 October 2022 for cash consideration of $552 million (see note 17). The investment has been presented as held for sale in the consolidated statement of financial position. Further details are included in note 6.

Going concern
As part of the Directors’ consideration of the appropriateness of adopting the going concern basis of accounting in preparing the half year financial information, the Directors have considered the Group’s principal risks (discussed on page 54) alongside potential downside business cash flow scenarios impacting the Group’s operations. The Directors specifically considered both a base case and a reasonable worst-case scenario for business cash flows. The assessment is prepared on the conservative assumption that the Group has no access to the debt capital markets.

The main additional cash flow impacts identified in the reasonable worst-case scenario are:
•additional potential working capital requirements in response to energy price increases driven by wider energy market stability challenges and the conflict between Russia and Ukraine;
•the likely timing and ultimate completion of the disposal of a majority stake of the UK Gas Transmission business (see note 6);
•adverse impacts of inflation on our capex programme;
•adverse impact from timing across the Group, i.e. a net under-recovery of allowed revenues or reductions in over-collections;
•a significant reduction in cash collections driven by lower customer demand and increased bad debt in our US businesses and potential supplier defaults in our UK business;
•higher operating costs than expected; or non-delivery of planned efficiencies across the Group; and
•the potential impact of further significant storm costs in the US.

As part of their analysis, the Board also considered the following potential levers at their discretion to improve the position identified by the analysis if the debt capital markets are not accessible:
•the payment of dividends to shareholders;
•significant changes in the phasing of the Group’s capital programme with elements of non-essential works and programmes delayed; and
•a number of further reductions in operating expenditure across the Group primarily related to workforce cost reductions in both the UK and the US.

As at 30 September 2022, the Group had undrawn committed facilities available for general corporate purposes amounting to £6.5 billion. Based on these available liquidity resources and having considered the reasonable worst-case scenario, and the further levers at the Board’s discretion, the Group has not identified any material uncertainties relating to events or conditions that, individually or collectively, may cast significant doubt on its ability to continue as a going concern for the foreseeable future, a period not less than 12 months from the date of this report.

In addition to the above, the ability to raise new and extend existing financing was separately included in the analysis, and the Directors noted the c.£4.2 billion of new long-term senior debt issued in the period from 1 April to 30 September 2022 as evidence of the Group’s ability to continue to have access to the debt capital markets if needed.
1. Basis of preparation and new accounting standards, interpretations and amendments (continued)

Based on the above, the Directors have concluded the Group is well placed to manage its financing and other business risks satisfactorily, and have a reasonable expectation that the Group will have adequate resources to continue in operation for at least twelve months from the signing date of these consolidated interim financial statements. They therefore consider it appropriate to adopt the going concern basis of accounting in preparing the half year financial information.

New IFRS accounting standards, interpretations and amendments adopted in the period
There are no new standards, interpretations or amendments, issued by the IASB or by the IFRS Interpretations Committee (IFRIC), that are applicable for the period commencing on 1 April 2022 and have had a material impact on the Group’s results.

New IFRS accounting standards, interpretations and amendments not yet adopted
There are no new accounting standards and amendments to existing standards that have been issued, but are not yet effective that were not disclosed in our Annual Report and Accounts. The Group has not early adopted any standard, amendment or interpretation that has been issued but is not yet effective.